Commitments and Contingencies	12 Months Ended
May 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18.	COMMITMENTS AND CONTINGENCIES

Operating leases

The Group leases offices, classroom and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2016:

US$
Years ended May 31:
2017	149,265
2018	126,088
2019	98,760
2020	74,714
2021	46,702
Thereafter	51,483

547,012

Rent expense for the years ended May 31, 2014, 2015 and 2016 related to all cancelable and non-cancelable leases were US$142,032, US$157,523 and US$173,797, respectively.

Capital commitments

As of May 31, 2016, future minimum capital commitments under non-cancelable construction were as follows:

US$
Capital commitment for the purchase of property and equipment	1,389
Capital commitment for leasehold improvements	8,038

9,427

Contingent liabilities

The Group has been named in a number of lawsuits arising in its ordinary course of business. Although the outcome of those lawsuits are uncertain, the Group does not believe the possibility of loss is probable. The Group is unable to estimate a range of loss, if any, that could result if these would be an adverse decision, as such, and the Group has not accrued any liabilities.